Other Interests in Consolidated Subsidiaries and Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2013
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Changes in Company's Other Interests in Consolidated Subsidiaries

The following table reflects the change in the Company’s other interests in consolidated subsidiaries for the years ended December 31, 2013 and 2012:

	Years Ended December 31
	2013	2012
Other interests in consolidated subsidiaries, beginning of year	$32,445	$32,434
Net income / (loss) attributable to other interests in consolidated subsidiaries	4,546	(622)
Adjustment to fair value of other interests in consolidated subsidiaries	2,240	—
(Distributions) / contributions from other interests in consolidated subsidiaries	(2,590)	633

Other interests in consolidated subsidiaries, end of year	$36,641	$32,445